Derivative Financial Instruments [Text Block]	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]
23.	DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet
the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks.
Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.
Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case
assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.
Trading Activities
The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.
Risk Management Activities
As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease in interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to be substantially offset by the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.
The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate risk of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged
generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index.
The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance
sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.
Derivatives Designated as Hedges
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered mainly by MUFG Americas Holdings whose fiscal period ends on December 31.
Cash Flow Hedges
From time to time, MUFG Americas Holdings uses interest rate derivatives to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on LIBOR indexed loans, and to a lesser extent, to hedge interest rate risk on rollover debt.
MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of ¥1,457.1 billion at December 31, 2019 to hedge the risk of changes in cash flows attributable to changes in the designated interest rates from variable rate loans. MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of ¥7.6 billion at December 31, 2019 to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on LIBOR indexed short-term borrowings. At December 31, 2019, the weighted average remaining life of the active cash flow hedges was 3.1 years.
For cash flow hedges, changes in the fair value of the hedging instruments are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. At December 31, 2019, MUFG Americas Holdings expects to reclassify approximately ¥7.3 billion of losses from Accumulated OCI as a reduction to net interest income during the twelve months ending December 31, 2020. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to December 31, 2019.
Fair Value Hedges
MUFG Americas Holdings engaged in an interest rate hedging strategy in which one or more interest rate derivatives were associated with a specified interest bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigated the changes in fair value of the hedged liability caused by changes in the designated interest rate, LIBOR.
For the fiscal year ended December 31, 2018, MUFG Americas Holdings recorded losses on the hedging instruments and gains on the hedged liability, both of which were less than ¥1 billion. For the fiscal year ended December 31, 2019, MUFG Americas Holdings did not have any fair value hedges.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2019 and 2020:

	Notional amounts (1)
	2019	2020
	(in trillions)
Interest rate contracts	¥1,409.6	¥1,553.5
Foreign exchange contracts	230.5	230.2
Equity contracts	6.4	8.1
Commodity contracts	0.2	0.1
Credit derivatives	7.2	8.7
Other	3.0	3.1

Total	¥1,656.9	¥1,803.7

Note:
(1)	Includes both written and purchased positions.

Impact of Derivatives on the Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2019 and 2020:

	Fair value of derivative instruments
	2019 (1)(5)			2020 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,108	¥1	¥10,109	¥10,847	¥—	¥10,847
Foreign exchange contracts	2,795	—	2,795	3,734	—	3,734
Equity contracts	188	—	188	236	—	236
Commodity contracts	27	—	27	26	—	26
Credit derivatives	84	—	84	114	—	114
Other	2	—	2	1	—	1

Total derivative assets	¥13,204	¥1	¥13,205	¥14,958	¥—	¥14,958

Derivative liabilities:
Interest rate contracts	¥9,896	¥—	¥9,896	¥10,205	¥—	¥10,205
Foreign exchange contracts	2,671	—	2,671	3,604	4	3,608
Equity contracts	183	—	183	277	—	277
Commodity contracts	27	—	27	26	—	26
Credit derivatives	69	—	69	95	—	95
Other (6)	(136)	—	(136)	(177)	—	(177)

Total derivative liabilities	¥12,710	¥—	¥12,710	¥14,030	¥4	¥14,034

Notes:
(1)
The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).

(3)
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.

(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.

(6)	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives on the Consolidated Statements of Income
The following table provide
s
more detailed information regarding the derivative-related impact on the accompanying consolidated statements of income for the fiscal years ended March 31, 2018, 2019 and 2020:
Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2018			2019			2020
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥51	¥51	¥—	¥6	¥6	¥—	¥(173)	¥(173)
Foreign exchange contracts	(163)	—	(163)	(347)	—	(347)	(429)	—	(429)
Equity contracts	—	(260)	(260)	—	80	80	—	30	30
Commodity contracts	—	6	6	—	—	—	—	—	—
Credit derivatives	—	(2)	(2)	—	(40)	(40)	—	15	15
Other	3	(22)	(19)	(7)	(70)	(77)	(5)	(31)	(36)

Total	¥(160)	¥(227)	¥(387)	¥(354)	¥(24)	¥(378)	¥(434)	¥(159)	¥(593)

Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of such credit derivatives primarily include single name credit default swaps, index and basket credit default swaps. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2019 and 2020:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2019:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥378,527	¥1,603,962	¥145,689	¥2,128,178	¥(30,303)
Non-investment grade	112,901	238,330	5,672	356,903	(127)
Not rated	—	5,097	—	5,097	(47)

Total	491,428	1,847,389	151,361	2,490,178	(30,477)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	120,854	—	120,854	(82)
Non-investment grade	—	101,001	—	101,001	(2,010)

Total	—	221,855	—	221,855	(2,092)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	13,000	194,618	8,000	215,618	(3,853)
Non-investment grade	—	—	—	—	—
Not rated	8,863	206,832	3,444	219,139	(3,043)

Total	21,863	401,450	11,444	434,757	(6,896)

Total index and basket credit default swaps sold	21,863	623,305	11,444	656,612	(8,988)

Total credit default swaps sold	513,291	2,470,694	162,805	3,146,790	(39,465)

Other credit derivatives sold (3)
Investment grade	77,693	—	—	77,693	(620)

Total credit derivatives	¥590,984	¥2,470,694	¥162,805	¥3,224,483	¥(40,085)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥303,870	¥2,125,006	¥494,040	¥2,922,916	¥(63,855)
Non-investment grade	93,671	279,892	49,681	423,244	3,358
Not rated	2,453	6,826	—	9,279	(18)

Total	399,994	2,411,724	543,721	3,355,439	(60,515)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	28,296	—	28,296	(3)
Non-investment grade	—	99,035	—	99,035	(1,195)
Total	—	127,331	—	127,331	(1,198)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	20,000	182,306	14,950	217,256	(1,820)
Non- investme nt grade	—	7,595	—	7,595	(165)
Not rated	28,296	190,398	5,316	224,010	(5,205)

Total	48,296	380,299	20,266	448,861	(7,190)

Total index and basket credit default swaps sold	48,296	507,630	20,266	576,192	(8,388)

Total credit default swaps sold	448,290	2,919,354	563,987	3,931,631	(68,903)

Other credit derivatives sold
Investment grade	—	—	—	—	—

Total credit derivatives	¥448,290	¥2,919,354	¥563,987	¥3,931,631	¥(68,903)

Notes:
(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counte r party netting.

(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.

(3)	Other credit derivatives primarily consist of total return swaps.

Single name credit default swaps
—Single name credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a premium to the MUFG Group and is protected for the period of the credit default swap. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily those provided by Moody’s and Standard & Poor’s (“S&P”), of the underlying reference entity of the credit default swaps are disclosed.
Index and basket credit default swaps
—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro-rata
portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, MUFG Bank and Mitsubishi UFJ Securities Holdings rating scale based upon the entity’s internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥35 billion and ¥2,687 billion, respectively, at March 31, 2019, and approximately ¥65 billion and ¥3,544 billion, respectively, at March 31, 2020.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2019 and 2020 was approximately ¥0.6 trillion and ¥0.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥85 billion and ¥152 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥84 billion and ¥56 billion, respectively, as of March 31, 2019 and ¥58 billion and ¥80 billion, respectively, as of March 31, 2020.